Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Lease-related Assets and Liabilities (Details)	Mar. 31, 2019 USD ($)
Accounting Policies [Abstract]
Operating lease assets	$ 1,220,283
Operating lease liabilities - Current	128,910
Operating lease liabilities - Noncurrent	$ 1,096,226